Liabilities related to associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2025
Liabilities Related To Associates And Joint Ventures
Schedule of changes in provision related to dam failure

Total
Balance as of December 31, 2024	3,663
Revision to estimates	193
Monetary and present value adjustments	110
Disbursements	(1,152)
Translation adjustments	465
Balance as of June 30, 2025	3,279